UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
June 13, 2023 to July 12, 2023

Commission File Number of issuing entity: 333-184376-11
Central Index Key Number of issuing entity: 0001594100

COMM 2014-CCRE14 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-184376
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501
Liberty Island Group I LLC
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 46-4554247
Upper Tier Remic 46-4678362
Grantor Trust 46-7300840
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  July 12, 2023 a distribution was made to holders of the
certificates issued by COMM 2014-CCRE14 Mortgage Trust.  The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from June 13, 2023 to July 12, 2023 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2014-CCRE14 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 14, 2023.  The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2023.  The
CIK number of GACC is 0001541294.

Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on  February 14, 2023.  The
CIK number of Natixis is 0001542256.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the
sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to
Rule 15Ga-1 under the Securities Exchange Act of 1934 on
January 27, 2023.  The CIK number for CCRE is 0001558761.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant
to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
February 08, 2023.  The CIK number of Liberty is 0001555501.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Deutsche Bank Trust Company Americas, as certificate administrator, and as custodian:

Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust
Company ("DBNTC") have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage-backed securities ("RMBS") trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC,
PIMCO-Advisors, L.P., and others, filed an action against DBNTC and DBTCA in New York State
Supreme Court alleging that DBNTC and DBTCA failed to perform purported duties, as trustees for 544 private-label RMBS trusts, to enforce breaches of representations and warranties as to mortgage loans held by the trusts and to enforce breaches by servicers of their mortgage loan servicing obligations for the trusts.  During the course of the litigation, plaintiffs dismissed the case from New York State Supreme Court and refiled two separate cases, one in the U.S. District
Court for the Southern District of New York (the "BlackRock SDNY Case") and the other in the
Superior Court of California, Orange County (the "BlackRock California Case").  Pursuant to a
settlement among the parties, the BlackRock SDNY Case was dismissed on December 6, 2018, and the BlackRock California Case was dismissed on January 11, 2019.

On September 27, 2017, DBTCA was added as a defendant to a case brought by certain special purpose entities including Phoenix Light SF Limited in the U.S. District Court for the Southern
District of New York, in which the plaintiffs previously alleged incorrectly that DBNTC served as trustee for all 43 of the trusts at issue.  On September 27, 2017, plaintiffs filed a third amended complaint that names DBTCA as a defendant in addition to DBNTC.  DBTCA serves as trustee for one of the 43 trusts at issue.  DBNTC serves as trustee for the other 42 trusts at issue.
Plaintiffs' third amended complaint brings claims for violation of the U.S. Trust Indenture Act of
1939 ("TIA"); breach of contract; breach of fiduciary duty; negligence and gross negligence;
violation of the New York Streit Act ("Streit Act"); and breach of the covenant of good faith.
However, in the third amended complaint, plaintiffs acknowledge that, before DBTCA was added to the case, the court dismissed plaintiffs' TIA claims, negligence and gross negligence claims,
Streit Act claims, claims for breach of the covenant of good faith, and certain theories of plaintiffs'
breach of contract claims, and plaintiffs only include these claims to preserve any rights on appeal.  Plaintiffs allege damages of "hundreds of millions of dollars."  On November 13, 2017,
DBNTC and DBTCA filed an answer to the third amended complaint.  On December 7, 2018,
DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, plaintiffs, jointly with Commerzbank AG (see description of Commerzbank case below), filed a motion for partial summary judgment.  On October 27, 2021, DBNTC and DBTCA filed a supplemental motion for summary judgment relating to plaintiffs' standing.  On February 8, 2022, the court issued an order in which it granted DBNTC and DBTCA's supplemental motion for summary judgment, granted in part DBNTC and DBTCA's initial motion for summary judgment, and denied plaintiffs' motion for partial summary judgment.  As a result of that order, all of plaintiffs' claims were dismissed with prejudice.  On April 26, 2023, the United States Court of Appeals for the
Second Circuit affirmed the court's summary judgment order.

On November 30, 2017, DBTCA was added as a defendant to a case brought by Commerzbank
AG ("Commerzbank") in the U.S. District Court for the Southern District of New York, in which
Commerzbank previously alleged incorrectly that DBNTC served as trustee for all 50 of the trusts at issue.  On November 30, 2017, Commerzbank filed a second amended complaint that names
DBTCA as a defendant in addition to DBNTC.  DBTCA serves as trustee for 1 of the 50 trusts at issue.  DBNTC serves as trustee for the other 49 trusts at issue.  Commerzbank's second amended complaint brings claims for violation of the TIA; breach of contract; breach of fiduciary duty; negligence; violation of the Streit Act; and breach of the covenant of good faith.  However, in the second amended complaint, Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed Commerzbank's TIA claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal.  The second amended complaint alleges that DBNTC and DBTCA caused Commerzbank to suffer
"hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain.  On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, Commerzbank, jointly with the Phoenix Light plaintiffs, filed a motion for partial summary judgment.  On February 8, 2022, the court issued an order in which it granted in part DBNTC and DBTCA's motion for summary judgment and denied plaintiffs' motion for partial summary judgment.  As a result of that order, many of plaintiffs' claims and theories were dismissed with prejudice.  Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G.
(collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the
Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the TIA, violation of Regulation AB, and violation of
Section 9 of the Uniform Commercial Code. IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages. On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On January 6, 2017,
IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts. On June 20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts. On January 27, 2021, the court granted in part and denied in part DBNTC and DBTCA's motion to dismiss. The court granted the motion to dismiss with respect to IKB's claims for violations of the Streit Act, Regulation AB, and
Section 9 of the Uniform Commercial Code, as well as certain aspects of IKB's claims for breach of contract, breach of fiduciary duty, and violation of the TIA. The court denied the remainder of the motion to dismiss. IKB's remaining claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of the TIA will proceed. On May 10, 2021, DBNTC and DBTCA filed a notice of appeal with the New York Supreme
Court Appellate Division, First Department, regarding certain aspects of the court's order on the motion to dismiss.  On May 20, 2021, IKB filed a notice of cross appeal with respect to other aspects of that order. On August 30, 2022, the New York Supreme Court, Appellate
Division, First Department affirmed in part and reversed in part the court's order on the motion to dismiss. After DBNTC and DBTCA appealed the First Department's decision, on
June 15, 2023, the New York Court of Appeals reversed the First Department's decision in part, dismissing certain additional contract claims, as well as IKB's claims for breach of fiduciary duty and breach of duty to avoid conflicts of interest.  On June 2, 2021, IKB filed a motion for re-argument regarding certain aspects of the court's order on the motion to dismiss, which the court denied on August 3, 2021.  On May 13, 2021, DBNTC and
DBTCA filed an answer to the complaint.  On October 28, 2021, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to seven additional trusts.  On December 29, 2021, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to one additional trust.  On April 22, 2022, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to 17 certificates at issue, including all claims as to 5 trusts.  On February 28, 2023, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to two trusts, leaving
15 trusts at issue.  Discovery is ongoing.

It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties under the Pooling and Servicing Agreement for this transaction.

Item 6.  Significant Obligors of Pool Assets.
The Google and Amazon Office Portfolio constitutes a
significant obligor within the meaning of Item 1101(k)(2) of
Regulation AB. Based on the information provided by the Google and Amazon Office Portfolio mortgage loan borrower, the unaudited net operating income of the significant obligor was $12,026,021.18, a year-to-date figure for the period of January 1, 2023 through
March 31, 2023.

The 60 Hudson Street mortgaged property constitutes a
significant obligor within the meaning of Item 1101(k)(2) of
Regulation AB. Based on the information provided by the 60 Hudson
Street mortgage loan borrower, the unaudited net operating income of the significant obligor was $21,519,088.08, a year-to-date figure for the period of January  1, 2023 through March 31, 2023.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by COMM 2014-CCRE14 Mortgage Trust,
         relating to the July 12, 2023 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ R. Chris Jones
Name:  R. Chris Jones
Title: Director

/s/ Matt Smith
Name:  Matt Smith
Title: Director

Date:    July 25, 2023